SUPPLEMENT CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
SUPPLEMENTARY CASH FLOW INFORMATION

20. SUPPLEMENTARY CASH FLOW INFORMATION

	2023	2022
Net change in non-cash working capital items:
Accounts payable and accrued liabilities	$2,832	$3,603
Prepaid expenses and other assets	(225)	(904)
Amounts receivable	(631)	(1,464)
Taxes payable	(768)	863
Amounts due to related parties	(196)	(127)
Taxes recoverable	(2,842)	71
Inventory	(2,931)	(998)
	$(4,761)	$1,044

	2023	2022
Other non-cash supplementary information:
Interest paid	$227	$92
Taxes paid	37	14
	$264	$106

	2023	2022
Non-cash investing and financing activities:
Acquisition of La Preciosa, net of cash & transaction costs	$-	$21,535
Shares acquired under terms of option agreements	95	83
Transfer of share-based payments reserve upon exercise of RSUs	1,019	899
Transfer of share-based payments reserve upon option exercise	-	15
Transfer of share-based payments reserve upon option cancellation or expiry	61	831
Equipment acquired under finance leases and equipment loans	3,193	1,827
	$4,368	$25,190